SCHEDULE OF WARRANTY LIABILITIES (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warranty Liabilities
As of January 1,	$ 28	$ 47
Additional accrual	22	28
Utilized	(28)	(30)
Expired		(17)
As of December 31,	$ 22	$ 28